Subsequent Events - Schedule of Pro Forma Basis Adjustment on Stockholders' Equity (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Total stockholders' equity as of September 30, 2020	$ 3,197	$ 5,835	$ 8,822	$ 9,854	$ (7,490)
Net proceeds from October 2020 private placement	3,244
Private Placement | Pro Forma
Subsequent Event [Line Items]
Total stockholders' equity as of September 30, 2020	$ 6,441